PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The Unisys Corporation Savings Plan (the Plan) is a defined contribution plan that covers non-bargaining employees paid from a United States payroll of Unisys Corporation (the Company) and bargaining unit employees whose collective bargaining agreement provides for participation in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Participants should refer to the Plan instrument, the summary Plan description and subsequent summaries of material modifications, and their respective bargaining unit agreement, if applicable, for complete information.
Contributions — Each Plan year, participants may contribute up to 80% or 9% of their pretax eligible compensation up to the prescribed Internal Revenue Code of 1986, as amended (the Code) limit, depending on their classification as a non-highly compensated or highly compensated employee, respectively. Participants who are age 50 or older and meet certain other Plan requirements regarding contributions may make pretax catch-up contributions to the Plan. Effective January 1, 2025, for participants with one year of service, the Company's matching contributions are equal to 100% of the first 3%, plus 50% of the next 2% eligible compensation deferred by the participant on a pretax basis. In 2024, the Company's matching contributions were equal to 50% of the first 6% of eligible compensation deferred by the participant on a pretax basis. Participants may also make after-tax contributions up to 6% of their eligible compensation. The Company funds the match with cash.
Investment Options — Participants may elect to have their current contributions and existing account balances invested in certain investment options offered by the Plan. Information regarding the investment options is provided to each participant through electronic media, or printed media upon request, and prepared materials provided by the Company and in each investment fund’s prospectus.
Participant Accounts — Each participant’s account is credited with the participant’s contributions, matching contributions from the Company and allocations of Plan earnings (losses), and may be charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is equal to the vested portion of the participant's account.
Vesting — Plan participants are immediately vested in their account balances at all times and are subject to a 3-year graded vesting schedule for Company matching contributions. Effective January 1, 2025, new plan participants are immediately vested in their contributions and the Company's matching contributions.
Forfeitures — Forfeitures from the nonvested portion of terminated employees' account balances can be used to reduce employer contributions in the following plan year or can be used to pay administrative expenses. In 2025, forfeitures of $0.2 million were used to reduce employer contributions and forfeitures used to pay for Plan expenses were insignificant.
Notes Receivable from Participants — Participants may borrow from their Plan accounts up to a maximum equal to the lesser of: (i) the lesser of $50,000 or 50% of their vested account balance; or (ii) the greater of $10,000, or one-half of the value of the vested portion of the employee’s accounts under all plans maintained by the Company and all affiliates. Loan terms range from one to five years, or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a fixed rate of interest that is commercially reasonable, as determined by the Plan Administrator. A participant may not have more than one loan outstanding. Principal and interest is paid ratably through payroll deductions.
Payment of Benefits — On termination of service, a participant may receive a lump-sum amount equal to the vested balance of their account, or in installments over one to 20 years, continue to hold their vested balance in the Plan (if it exceeds $1,000), or elect to roll over their balance into an eligible retirement plan as defined in the Code, including another qualified plan, the terms of which permit the acceptance of rollover distributions. Active participants may not elect to receive distributions in the form of an annuity or annual installments, and may receive in-service withdrawals in certain circumstances, as defined in the Plan document. The age requirement for minimum distributions is 73.
Administrative Fees — As provided in the Plan document, administrative fees may be paid either by the Plan or the Company. The administrative fees paid by the Plan consist of record keeping, legal, accounting, trustee, investment consulting and other administrative fees.
Revenue Credit Program — The Plan provides for a revenue credit program in connection with revenue sharing with certain investment managers. The amounts may be used to pay Plan expenses or allocated to eligible participant accounts. The amount allocated to participant accounts for the years ended December 31, 2025 and 2024 was $0.2 million and $0.2 million, respectively.
Plan Termination — The Company has the right under the Plan to discontinue its matching contributions and/or to terminate the Plan at any time subject to the provisions of ERISA. As of December 31, 2025, the Company has not expressed any intent to terminate the Plan. In the event of Plan termination, participants remain 100% vested in their accounts.